Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
(27)	SUBSEQUENT EVENTS

Coronavirus Impact

Due to the outbreak and global spreading of the Coronavirus (“COVID-19”) since January 2020, the Group’s sales have been and expected to continue being negatively impacted primarily due to the restrictions on international travels and temporary closures of overseas schools for safety considerations.

In particular, substantially all of the Company’s training centers were closed since the Spring Festival Holiday and certain restrictions were imposed for full re-opening as of the annual report date. Students with any on-campus training have been given the option to take their classes online since the COVID-19 outbreak, although some of them prefer the traditional classroom format and have postponed their training, which have adverse impact on the Company’s net revenues to be recognized from portfolio training services. Enrollment from offline training centers have also been adversely affected due to temporary closure of training centers. The Group is relying primarily on online sales channels and referrals to recruit new customers during this time and expects to resume enrolling students from offline training centers once the COVID-19 is under control. In addition, the educational travel services are materially affected by delays and cancellations of tours due to COVID-19.

The Group will continue to monitor the situation and act upon proactively. Given the uncertainty and dynamic nature of these circumstances, resulting in reduced enrollment for various services, the related financial impact cannot be reasonably estimated at this time but a material adverse impact is expected on the Company’s results of operations, cash flows and financial position for 2020.

Legal Proceedings

In March 2020, two of the Company’s shareholders, Alpha Advantage Global Limited (“Alpha”) and Dynamic Fame Limited (“Dynamic”) filed separate lawsuits with the Beijing Intermediate Court against the Company and Mr. Kevin Xiaofeng Ma, the chairman and chief executive officer of the Company relating to ATA Online Sale Transaction. The lawsuits claim that the board of the directors of the Company did not have the right to approve ATA Online Sale Transaction, because the approval by unrelated shareholders is required, and that the ATA Online Business was worth more than the total consideration of US$200.0 million. As a result, the sale has resulted in loss to the plaintiffs.

The plaintiffs requested the overturn of all board resolutions of the Company regarding ATA Online Sale Transaction, Mr. Kevin Xiaofeng Ma to compensate RMB 95.0 million and RMB 5.0 million, respectively for the loss incurred by Alpha and Dynamic as a result of ATA Online Sale Transaction, and the Company and Mr. Kevin Xiaofeng Ma jointly bear the attorney’s fees of RMB 1.5 million and RMB 0.5 million respectively for Alpha and Dynamic, and other litigation costs incurred.

In addition, Alpha and Dynamic jointly filed a lawsuit with Ningbo Intermediate Court against Mr. Kevin Xiaofeng Ma, certain entities controlled by management members of ATA Online which were members of the buyer group, New Beauty Holdings Limited, a director of the Company, ChineseAll Digital Publishing Group Co., Ltd. and ATA Learning in connection with ATA Online Sale Transaction, and listed the Company and ATA Online as interested third parties. The plaintiffs requested the overturn of all related party transactions between the defendants and the Company relating to ATA Online Sale Transaction, and Mr. Kevin Xiaofeng Ma, the entities controlled by management members of ATA Online and ChineseAll Digital Publishing Group Co., Ltd. to return the equity interest of ATA Online and ATA Learning they acquired to ATA Learning and ATA BVI, as the case may be, and all defendants and the Company to jointly bear the attorney’s fees of the plaintiffs in the amount of RMB 15.0 million and other litigation cost.

As of the annual report date, the Company has filed an application for jurisdiction objection with the Beijing Intermediate Court for the lawsuits. While it is premature at this stage of the litigations to evaluate the likelihood of favorable or unfavorable outcomes, the Company believes that the plaintiffs’ claims lack merits and shall defend itself against those allegations. In accordance with ASC Topic 450, no accrual of loss contingency was accrued as of December 31, 2019 since it is not probable that a liability has been incurred and the amount of loss cannot be reasonably estimated.